AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 37.1%
Information Technology – 8.6%
Communications Equipment – 0.4%
Cisco Systems, Inc.	19,643	$772,166
F5 Networks, Inc.(a)	1,566	166,983

		939,149

Electronic Equipment, Instruments & Components – 0.2%
CDW Corp./DE	3,434	320,289
Hitachi Ltd.	800	22,981

		343,270

IT Services – 1.8%
Accenture PLC - Class A	443	72,324
Atos SE	121	8,062
Automatic Data Processing, Inc.	3,615	494,098
Fidelity National Information Services, Inc.	4,214	512,591
Fujitsu Ltd.	100	9,007
Genpact Ltd.	6,522	190,442
Mastercard, Inc. - Class A	240	57,974
Obic Co., Ltd.	100	13,029
Paychex, Inc.	837	52,664
PayPal Holdings, Inc.(a)	5,281	505,603
VeriSign, Inc.(a)	94	16,929
Visa, Inc. - Class A(b)	10,394	1,674,682

		3,607,405

Semiconductors & Semiconductor Equipment – 1.6%
Advantest Corp.	600	23,898
Applied Materials, Inc.	1,207	55,305
Broadcom, Inc.	1,596	378,411
Intel Corp.	10,376	561,549
KLA Corp.	3,427	492,597
Lam Research Corp.	236	56,640
NVIDIA Corp.	1,281	337,672
NXP Semiconductors NV	2,611	216,530
QUALCOMM, Inc.	904	61,156
STMicroelectronics NV	1,303	28,010
Texas Instruments, Inc.	7,464	745,877
Tokyo Electron Ltd.	200	37,275
Xilinx, Inc.	4,881	380,425

		3,375,345

Software – 3.4%
Adobe, Inc.(a)	1,196	380,615
Cadence Design Systems, Inc.(a)	929	61,351
Check Point Software Technologies Ltd.(a)	2,971	298,704
Citrix Systems, Inc.	3,496	494,859
Fortinet, Inc.(a)	622	62,928
Intuit, Inc.	276	63,480
Microsoft Corp.	28,407	4,480,068
Oracle Corp.	13,809	667,389
ServiceNow, Inc.(a)	229	65,627
Trend Micro, Inc./Japan	400	19,753

Company	Shares	U.S. $ Value

VMware, Inc. - Class A(a) (b)	3,027	$366,570

		6,961,344

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	9,408	2,392,360

		17,618,873

Health Care – 5.4%
Biotechnology – 0.8%
Amgen, Inc.	156	31,626
Biogen, Inc.(a)	14	4,429
Gilead Sciences, Inc.	890	66,536
Incyte Corp.(a)	278	20,358
Regeneron Pharmaceuticals, Inc.(a)	1,216	593,761
Vertex Pharmaceuticals, Inc.(a)	3,359	799,274

		1,515,984

Health Care Equipment & Supplies – 0.9%
Align Technology, Inc.(a)	1,244	216,394
Cochlear Ltd.	178	20,287
Coloplast A/S - Class B	288	41,767
Edwards Lifesciences Corp.(a)	2,980	562,088
Hoya Corp.	400	34,013
Intuitive Surgical, Inc.(a)	121	59,920
Medtronic PLC	10,468	944,004

		1,878,473

Health Care Providers & Services – 1.2%
Anthem, Inc.	2,916	662,049
Humana, Inc.	122	38,311
UnitedHealth Group, Inc.	6,611	1,648,651

		2,349,011

Health Care Technology – 0.0%
Cerner Corp.	983	61,919

Life Sciences Tools & Services – 0.0%
Sartorius Stedim Biotech	188	37,516

Pharmaceuticals – 2.5%
Astellas Pharma, Inc.	900	13,867
Bausch Health Cos., Inc.(a)	1,153	17,869
Bristol-Myers Squibb Co.	1,486	82,830
Eli Lilly & Co.	539	74,770
Johnson & Johnson	8,187	1,073,561
Merck & Co., Inc.	5,827	448,329
Novartis AG	59	4,867
Novo Nordisk A/S (Sponsored ADR)(b)	5,858	352,652
Novo Nordisk A/S - Class B	910	54,342
Pfizer, Inc.	29,578	965,426
Roche Holding AG	230	74,001
Roche Holding AG (Sponsored ADR)	27,260	1,105,938
UCB SA	408	34,909

Company	Shares	U.S. $ Value

Zoetis, Inc.	6,790	$799,115

		5,102,476

		10,945,379

Real Estate – 4.3%
Diversified Real Estate Activities – 0.2%
City Developments Ltd.	5,800	29,410
Mitsubishi Estate Co., Ltd.	1,900	28,061
Mitsui Fudosan Co., Ltd.	11,600	200,851
New World Development Co., Ltd.	36,000	38,386
Sumitomo Realty & Development Co., Ltd.	1,300	31,743
Sun Hung Kai Properties Ltd.	7,500	98,055
UOL Group Ltd.	7,700	35,327

		461,833

Diversified REITs – 0.2%
Activia Properties, Inc.	9	29,215
Alexander & Baldwin, Inc.	2,410	27,040
Armada Hoffler Properties, Inc.	2,252	24,096
Essential Properties Realty Trust, Inc.	2,614	34,139
Fibra Uno Administracion SA de CV	13,590	10,667
Hulic Reit, Inc.	46	53,518
ICADE	980	76,919
Kenedix Office Investment Corp. - Class A	6	31,773
Mirvac Group	41,778	53,079
NIPPON REIT Investment Corp.	6	17,768
Stockland	24,427	37,562

		395,776

Equity Real Estate Investment Trusts (REITs) – 1.4%
American Campus Communities, Inc.	10,224	283,716
Americold Realty Trust	14,630	498,005
CubeSmart	24,805	664,526
Mid-America Apartment Communities, Inc.	8,754	901,925
Prologis, Inc.	6,895	554,151
VICI Properties, Inc.	2,640	43,930

		2,946,253

Health Care REITs – 0.3%
Assura PLC	57,950	60,071
Healthpeak Properties, Inc.	4,618	110,139
Medical Properties Trust, Inc.	5,480	94,749
Omega Healthcare Investors, Inc.	3,341	88,670
Physicians Realty Trust	5,173	72,112
Welltower, Inc.	3,570	163,435

		589,176

Hotel & Resort REITs – 0.0%
Japan Hotel REIT Investment Corp.	25	7,298
Park Hotels & Resorts, Inc.	4,581	36,236
RLJ Lodging Trust	4,266	32,933

		76,467

Industrial REITs – 0.2%
Dream Industrial Real Estate Investment Trust	4,045	26,990
Mitsui Fudosan Logistics Park, Inc.	4	16,921
Nippon Prologis REIT, Inc.(a)	21	52,838

Company	Shares	U.S. $ Value

Rexford Industrial Realty, Inc.	1,301	$53,354
Segro PLC	8,426	79,654
STAG Industrial, Inc.	3,309	74,519

		304,276

Office REITs – 0.4%
Alexandria Real Estate Equities, Inc.	927	127,055
Allied Properties Real Estate Investment Trust	1,685	53,568
Boston Properties, Inc.	1,245	114,826
CapitaLand Commercial Trust	49,000	52,580
City Office REIT, Inc.	1,262	9,124
Cousins Properties, Inc.	3,122	91,381
Daiwa Office Investment Corp.	6	33,298
Easterly Government Properties, Inc.	1,690	41,642
Inmobiliaria Colonial Socimi SA	3,608	34,011
Invesco Office J-Reit, Inc.	214	28,347
Japan Real Estate Investment Corp.	7	41,148
Kilroy Realty Corp.	1,309	83,383
Mori Hills REIT Investment Corp.	42	56,167
Nippon Building Fund, Inc.	3	20,181
True North Commercial Real Estate Investment Trust	3,060	10,568

		797,279

Real Estate Development – 0.1%
CIFI Holdings Group Co., Ltd.	46,000	32,611
CK Asset Holdings Ltd.	19,500	105,801
Instone Real Estate Group AG(a) (c)	2,310	36,958

		175,370

Real Estate Management & Development – 0.3%
Aroundtown SA	16,784	84,012
CBRE Group, Inc. - Class A(a)	12,050	454,405
First Capital Real Estate Investment Trust	1,766	17,104
Hulic Co., Ltd.	3,800	38,456

		593,977

Real Estate Operating Companies – 0.4%
Azrieli Group Ltd.	471	26,930
CA Immobilien Anlagen AG	1,868	63,701
Deutsche Wohnen SE	1,490	56,469
Entra ASA(c)	5,870	70,117
Fabege AB	6,372	81,297
Grainger PLC	16,690	53,113
LEG Immobilien AG	400	44,855
PSP Swiss Property AG (REG)	420	52,520
Swire Properties Ltd.	16,000	44,700
Vonovia SE	3,513	174,749
Wharf Real Estate Investment Co., Ltd.	7,000	28,552
Wihlborgs Fastigheter AB	3,320	45,919

		742,922

Real Estate Services – 0.0%
Unibail-Rodamco-Westfield	357	20,433

Residential REITs – 0.3%
American Homes 4 Rent - Class A	4,013	93,102
Bluerock Residential Growth REIT, Inc.	1,800	10,026

Company	Shares	U.S. $ Value

Camden Property Trust	872	$69,097
Comforia Residential REIT, Inc.	10	28,592
Essex Property Trust, Inc.	532	117,168
Independence Realty Trust, Inc.	5,997	53,613
Japan Rental Housing Investments, Inc.	36	30,476
Killam Apartment Real Estate Investment Trust	6,151	68,971
Northview Apartment Real Estate Investment Trust	1,815	42,225
Sun Communities, Inc.	948	118,358
UNITE Group PLC (The)	3,450	34,429

		666,057

Retail REITs – 0.3%
AEON REIT Investment Corp.	21	20,185
Agree Realty Corp.	868	53,729
Brixmor Property Group, Inc.	7,094	67,393
Link REIT	10,768	90,758
Realty Income Corp.	2,820	140,605
Retail Properties of America, Inc. - Class A	14,230	73,569
Simon Property Group, Inc.	469	25,730
SITE Centers Corp.	6,775	35,298
Vicinity Centres	39,700	24,834

		532,101

Specialized REITs – 0.2%
Digital Realty Trust, Inc.	1,370	190,307
MGM Growth Properties LLC - Class A	3,120	73,850
National Storage Affiliates Trust	3,202	94,779
Public Storage	190	37,736
Safestore Holdings PLC	3,520	27,835

		424,507

		8,726,427

Communication Services – 4.0%
Diversified Telecommunication Services – 1.1%
Comcast Corp. - Class A	34,348	1,180,884
Elisa Oyj	624	38,516
Eutelsat Communications SA	622	6,466
Telecom Italia SpA/Milano (Savings Shares)	30,066	11,747
Telenor ASA	1,723	25,183
Verizon Communications, Inc.	17,839	958,489

		2,221,285

Entertainment – 0.4%
Activision Blizzard, Inc.	1,228	73,041
Electronic Arts, Inc.(a)	6,481	649,202
Ubisoft Entertainment SA(a)	443	32,379

		754,622

Interactive Media & Services – 2.5%
Alphabet, Inc. - Class A(a)	35	40,668
Alphabet, Inc. - Class C(a)	2,502	2,909,351
Facebook, Inc. - Class A(a)	12,574	2,097,343

		5,047,362

Company	Shares	U.S. $ Value

Media – 0.0%
Dentsu Group, Inc.	1,000	$19,322
Liberty Media Corp.-Liberty SiriusXM - Class C(a)	1,416	44,774

		64,096

Wireless Telecommunication Services – 0.0%
T-Mobile US, Inc.(a)	741	62,170

		8,149,535

Financials – 3.7%
Banks – 2.0%
Banco de Sabadell SA	39,724	20,089
Bank of America Corp.	49,286	1,046,342
BNP Paribas SA	308	8,992
Citigroup, Inc.	16,243	684,155
Japan Post Bank Co., Ltd.	3,000	27,705
JPMorgan Chase & Co.	10,361	932,801
Mizuho Financial Group, Inc.	17,400	19,963
National Bank of Canada	210	8,116
PNC Financial Services Group, Inc. (The)	4,486	429,400
Societe Generale SA	1,237	20,265
Wells Fargo & Co.	28,283	811,722
Zions Bancorp NA	353	9,446

		4,018,996

Capital Markets – 0.5%
Amundi SA(c)	115	6,654
Deutsche Bank AG	3,825	24,316
Franklin Resources, Inc.	1,240	20,696
Goldman Sachs Group, Inc. (The)	4,627	715,288
Magellan Financial Group Ltd.	631	16,735
Morgan Stanley	1,026	34,884
Nomura Holdings, Inc.	1,400	5,908
S&P Global, Inc.	155	37,983
Singapore Exchange Ltd.	3,200	20,609
T. Rowe Price Group, Inc.	547	53,414

		936,487

Diversified Financial Services – 0.5%
Berkshire Hathaway, Inc. - Class B(a)	5,429	992,584
M&G PLC(a)	3,965	5,516

		998,100

Insurance – 0.7%
Aegon NV	9,494	23,710
AIA Group Ltd.	600	5,373
IA Financial Corp., Inc.	539	16,944
Intact Financial Corp.	217	18,755
Japan Post Holdings Co., Ltd.	1,300	10,169
Legal & General Group PLC	3,117	7,365
MetLife, Inc.	1,474	45,060
Progressive Corp. (The)	14,106	1,041,587
Reinsurance Group of America, Inc. - Class A	3,650	307,111

Company	Shares	U.S. $ Value

Sun Life Financial, Inc.	682	$21,939

		1,498,013

		7,451,596

Consumer Discretionary – 3.4%
Auto Components – 0.2%
Magna International, Inc. - Class A (United States)	13,624	434,878

Hotels, Restaurants & Leisure – 0.0%
Aristocrat Leisure Ltd.	1,297	16,806
Flutter Entertainment PLC	213	19,160
Stars Group, Inc. (The)(a)	1,187	24,275
Whitbread PLC	77	2,853

		63,094

Household Durables – 0.0%
Garmin Ltd.	701	52,547
Panasonic Corp.	2,000	15,141

		67,688

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc.(a)	740	1,442,792
Booking Holdings, Inc.(a)	321	431,848
eBay, Inc.	2,044	61,443

		1,936,083

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. - Class A	283	17,081
Dollar General Corp.	2,873	433,852
Next PLC	568	28,496

		479,429

Specialty Retail – 1.5%
AutoZone, Inc.(a)	855	723,330
Hennes & Mauritz AB - Class B	1,909	24,429
Hikari Tsushin, Inc.	200	33,467
Home Depot, Inc. (The)	5,865	1,095,054
Industria de Diseno Textil SA	1,201	31,122
O’Reilly Automotive, Inc.(a)	160	48,168
Ross Stores, Inc.	4,868	423,370
TJX Cos., Inc. (The)	15,885	759,462

		3,138,402

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	106	23,535
Burberry Group PLC	1,987	32,298
Hermes International	12	8,165
NIKE, Inc. - Class B	9,399	777,673
Pandora A/S	786	25,255
Ralph Lauren Corp.	596	39,831

		906,757

		7,026,331

Company	Shares	U.S. $ Value

Consumer Staples – 2.1%
Beverages – 0.6%
Coca-Cola Amatil Ltd.	3,529	$19,047
Monster Beverage Corp.(a)	254	14,290
PepsiCo, Inc.	8,920	1,071,292

		1,104,629

Food & Staples Retailing – 0.8%
Costco Wholesale Corp.	1,143	325,904
Koninklijke Ahold Delhaize NV	1,503	35,015
US Foods Holding Corp.(a)	9,730	172,318
Walmart, Inc.	9,524	1,082,117
Woolworths Group Ltd.	1,280	27,835

		1,643,189

Food Products – 0.1%
Hershey Co. (The)	465	61,612
JBS SA	23,000	90,033
Mowi ASA	4,390	66,374
Nestle SA	499	51,082

		269,101

Household Products – 0.5%
Kimberly-Clark Corp.	121	15,472
Procter & Gamble Co. (The)	9,142	1,005,620

		1,021,092

Personal Products – 0.0%
Unilever PLC	918	46,295

Tobacco – 0.1%
Altria Group, Inc.	1,684	65,120
Philip Morris International, Inc.	1,035	75,514

		140,634

		4,224,940

Energy – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Aker BP ASA	2,770	34,746
BP PLC	76,293	312,873
Chevron Corp.	13,527	980,167
Enbridge, Inc.	220	6,406
EOG Resources, Inc.	12,240	439,661
Exxon Mobil Corp.	5,703	216,543
Frontline Ltd./Bermuda(b)	5,130	49,299
Inpex Corp.	5,300	29,733
JXTG Holdings, Inc.	16,600	56,563
LUKOIL PJSC (Sponsored ADR)(b)	1,250	73,950
Motor Oil Hellas Corinth Refineries SA	3,030	36,983
OMV AG	344	9,414
PetroChina Co., Ltd. - Class H	422,000	152,950
Petroleo Brasileiro SA (Preference Shares)	39,300	105,812
Repsol SA	17,124	152,767
Royal Dutch Shell PLC (Sponsored ADR)(b)	12,232	399,497
Royal Dutch Shell PLC - Class B	39,357	660,177
S-Oil Corp.	1,205	55,979

Company	Shares	U.S. $ Value

Suncor Energy, Inc.	1,229	$19,614
TC Energy Corp.	675	30,002
TOTAL SA	8,440	318,009
Tupras Turkiye Petrol Rafinerileri AS(a)	2,750	31,296

		4,172,441

Industrials – 1.7%
Aerospace & Defense – 0.5%
CAE, Inc.	950	12,009
L3Harris Technologies, Inc.(a)	3,017	543,422
Raytheon Co.	3,726	488,665

		1,044,096

Airlines – 0.2%
Delta Air Lines, Inc.	12,613	359,849

Building Products – 0.0%
Cie de Saint-Gobain	685	16,437

Commercial Services & Supplies – 0.0%
Copart, Inc.(a)	709	48,581

Electrical Equipment – 0.3%
Acuity Brands, Inc.	418	35,806
Eaton Corp. PLC	6,923	537,848
Legrand SA	478	30,487

		604,141

Industrial Conglomerates – 0.4%
Honeywell International, Inc.	5,486	733,972
Toshiba Corp.	200	4,384

		738,356

Machinery – 0.0%
Atlas Copco AB - Class B	721	20,973
Cummins, Inc.	187	25,305
Spirax-Sarco Engineering PLC	421	42,266

		88,544

Professional Services – 0.1%
Adecco Group AG	45	1,773
CoStar Group, Inc.(a)	102	59,895
RELX PLC (London)	2,184	46,612
Wolters Kluwer NV	501	35,463

		143,743

Road & Rail – 0.2%
Canadian National Railway Co.	440	34,402
Canadian Pacific Railway Ltd.	132	29,129
Central Japan Railway Co.	200	32,054
Nippon Express Co., Ltd.	600	29,267
Norfolk Southern Corp.	1,815	264,990
West Japan Railway Co.	500	34,197

		424,039

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.0%
AerCap Holdings NV(a)	1,145	$26,095

Transportation Infrastructure – 0.0%
Aena SME SA(c)	95	10,307
Sydney Airport	4,782	16,522

		26,829

		3,520,710

Utilities – 0.9%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	11,079	886,098
Endesa SA	790	16,717
Enel SpA	6,808	46,960
NextEra Energy, Inc.	2,335	561,848
PPL Corp.	2,035	50,224
Red Electrica Corp. SA	1,728	31,051
Terna Rete Elettrica Nazionale SpA	5,431	34,139

		1,627,037

Gas Utilities – 0.0%
Snam SpA	6,804	31,096

Multi-Utilities – 0.1%
Atco Ltd./Canada - Class I	747	20,686
Canadian Utilities Ltd. - Class A	958	22,900
CenterPoint Energy, Inc.	273	4,218
Consolidated Edison, Inc.	692	53,976
Sempra Energy	488	55,139
Suez	2,266	23,021
Veolia Environnement SA	1,210	25,556

		205,496

Water Utilities – 0.0%
Severn Trent PLC	1,471	41,639

		1,905,268

Materials – 0.9%
Chemicals – 0.2%
Akzo Nobel NV	387	25,452
Evonik Industries AG	2,148	44,857
Orbia Advance Corp. SAB de CV	43,300	47,749
Westlake Chemical Corp.	7,552	288,260

		406,318

Construction Materials – 0.0%
Grupo Cementos de Chihuahua SAB de CV	3,320	9,797

Metals & Mining – 0.7%
Agnico Eagle Mines Ltd.	3,211	128,184
Alcoa Corp.(a)	7,230	44,537
Anglo American PLC	3,880	67,992
AngloGold Ashanti Ltd.	5,300	89,792
Antofagasta PLC	7,860	75,067
APERAM SA	2,730	57,737
ArcelorMittal SA	5,140	48,524
BHP Group Ltd.	243	4,408
Boliden AB	1,990	35,700

Company	Shares	U.S. $ Value

Evolution Mining Ltd.	23,870	$55,787
First Quantum Minerals Ltd.	10,236	52,297
Fortescue Metals Group Ltd.	373	2,286
Glencore PLC(a)	78,770	119,222
Industrias Penoles SAB de CV	2,490	16,733
Kirkland Lake Gold Ltd.	2,675	78,788
Korea Zinc Co., Ltd.	200	58,204
Lundin Mining Corp.	10,430	39,206
MMC Norilsk Nickel PJSC (ADR)(b)	1,300	31,538
Northern Star Resources Ltd.	7,340	47,548
Orocobre Ltd.(a)	5,420	6,891
OZ Minerals Ltd.	6,050	26,990
Polyus PJSC (GDR)(c)	730	49,436
Rio Tinto PLC	2,430	111,397
Sumitomo Metal Mining Co., Ltd.	1,700	34,756
Wheaton Precious Metals Corp.	979	26,943
Yamato Kogyo Co., Ltd.	2,800	47,957

		1,357,920

Paper & Forest Products – 0.0%
Suzano SA	11,000	75,766

		1,849,801

Transportation – 0.0%
Highways & Railtracks – 0.0%
Transurban Group	9,298	69,257

Consumer Durables & Apparel – 0.0%
Homebuilding – 0.0%
Lennar Corp. - Class A	802	30,636
Persimmon PLC	950	22,457

		53,093

Consumer Services – 0.0%
Leisure Facilities – 0.0%
Planet Fitness, Inc.(a)	285	13,879

Total Common Stocks (cost $72,390,128)		75,727,530

INVESTMENT COMPANIES – 24.4%
Funds and Investment Trusts – 24.4%(d) (e)
AB Discovery Growth Fund, Inc. - Class Z	262,695	2,521,876
AB Trust – AB Discovery Value Fund - Class Z	168,544	2,106,795
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	777,242	6,132,437
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	2,288,556	21,695,508
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	280,145	2,221,550
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	140,451	2,993,020
Sanford C. Bernstein Fund, Inc. - International Portfolio - Class Z	950,606	12,120,226

Total Investment Companies (cost $69,309,791)		49,791,412

	Principal Amount (000)			U.S. $ Value

CORPORATES - INVESTMENT GRADE – 9.8%

Industrial – 5.7%

Basic – 0.6%
Anglo American Capital PLC 1.625%, 09/18/2025(c)		EUR	155	$151,466
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		U.S.$	200	155,125
DuPont de Nemours, Inc. 5.419%, 11/15/2048			110	127,099
Eastman Chemical Co. 3.80%, 03/15/2025			84	85,016
Glencore Finance Europe Ltd. 3.125%, 03/26/2026(c)		GBP	110	120,928
Series E 1.75%, 03/17/2025(c)		EUR	125	117,223
Inversiones CMPC SA 3.85%, 01/13/2030(c)		U.S.$	200	178,000
SABIC Capital II BV 4.00%, 10/10/2023(c)			335	331,650

				1,266,507

Capital Goods – 0.1%
General Electric Co. 0.875%, 05/17/2025		EUR	210	210,178
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024		U.S.$	67	65,210

				275,388

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028			7	7,116
4.908%, 07/23/2025			94	99,749
Comcast Corp. 0.75%, 02/20/2032		EUR	155	153,749
Fox Corp. 4.709%, 01/25/2029		U.S.$	215	235,623
Prosus NV 3.68%, 01/21/2030(c)			220	199,760
ViacomCBS, Inc. 3.375%, 02/15/2028			86	78,633
3.50%, 01/15/2025			8	7,452
3.70%, 06/01/2028			42	38,002
4.00%, 01/15/2026			30	29,711

				849,795

Communications - Telecommunications – 0.7%
AT&T, Inc. 2.50%, 03/15/2023		EUR	100	114,843
4.125%, 02/17/2026	U.S.$		345	365,359
5.50%, 03/15/2027(c)		GBP	150	220,679
Series B 2.875%, 03/02/2025(f)		EUR	100	99,037

	Principal Amount (000)		U.S. $ Value

British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	145	$231,366
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(c)		200	202,928
Vodafone Group PLC 3.75%, 01/16/2024		171	178,026

			1,412,238

Consumer Cyclical - Automotive – 0.3%
General Motors Financial Co., Inc. 5.10%, 01/17/2024		128	117,215
Lear Corp. 3.50%, 05/30/2030		49	42,210
3.80%, 09/15/2027		127	115,655
Volkswagen Bank GmbH 1.25%, 06/10/2024(c)	EUR	200	210,164
Volkswagen Leasing GmbH 2.625%, 01/15/2024(c)		120	133,648

			618,892

Consumer Cyclical - Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029		200	112,460

Consumer Cyclical - Other – 0.0%
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	89	81,544

Consumer Cyclical - Restaurants – 0.0%
Starbucks Corp. 4.50%, 11/15/2048		75	84,469

Consumer Cyclical - Retailers – 0.1%
Lowe’s Cos., Inc. 4.55%, 04/05/2049		75	82,538
TJX Cos, Inc. (The) 3.50%, 04/15/2025		50	51,106

			133,644

Consumer Non-Cyclical – 1.2%
Altria Group, Inc. 2.20%, 06/15/2027	EUR	270	288,849
Amgen, Inc. 4.663%, 06/15/2051	U.S.$	115	144,301
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		105	123,247
BAT Capital Corp. 3.215%, 09/06/2026		262	250,668
Baxter International, Inc. 0.40%, 05/15/2024	EUR	250	266,822
CVS Health Corp. 4.10%, 03/25/2025	U.S.$	120	126,936
DH Europe Finance II SARL 0.45%, 03/18/2028	EUR	143	141,341
Kraft Heinz Foods Co. 2.25%, 05/25/2028(c)		195	183,990

	Principal Amount (000)		U.S. $ Value

Mylan NV 3.95%, 06/15/2026	U.S.$	265	$269,166
Reynolds American, Inc. 4.45%, 06/12/2025		145	148,201
Tyson Foods, Inc. 3.95%, 08/15/2024		206	206,194
4.00%, 03/01/2026		65	68,767
Unilever PLC 1.50%, 07/22/2026(c)	GBP	170	204,432
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	U.S.$	46	45,143

			2,468,057

Energy – 1.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047		140	123,829
BG Energy Capital PLC 5.125%, 12/01/2025(c)	GBP	140	196,323
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	125	95,384
Energy Transfer Operating LP 3.75%, 05/15/2030		151	117,381
4.20%, 04/15/2027		33	25,792
5.50%, 06/01/2027		225	197,107
Eni SpA 4.25%, 05/09/2029(c)		270	261,417
Enterprise Products Operating LLC 3.70%, 01/31/2051		135	118,992
Exxon Mobil Corp. 2.992%, 03/19/2025		115	121,901
Hess Corp. 4.30%, 04/01/2027		199	144,203
Husky Energy, Inc. 4.40%, 04/15/2029		220	152,783
ONEOK, Inc. 3.10%, 03/15/2030		155	117,543
4.55%, 07/15/2028		189	160,744
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		46	32,572
3.60%, 11/01/2024		116	95,997
Saudi Arabian Oil Co. 2.875%, 04/16/2024(c)		200	194,500
Shell International Finance BV 3.25%, 05/11/2025		53	55,570
Valero Energy Corp. 6.625%, 06/15/2037		135	141,759

			2,353,797

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		200	188,125

Services – 0.1%
eBay, Inc. 3.60%, 06/05/2027		27	27,322

	Principal Amount (000)		U.S. $ Value

Global Payments, Inc. 3.75%, 06/01/2023	U.S.$	45	$45,166
4.00%, 06/01/2023		83	84,663
IHS Markit Ltd. 3.625%, 05/01/2024		63	62,429

			219,580

Technology – 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 01/15/2024		42	42,046
3.875%, 01/15/2027		117	111,757
Broadcom, Inc. 3.625%, 10/15/2024(c)		135	132,899
4.25%, 04/15/2026(c)		56	55,358
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(c)		96	99,328
Fidelity National Information Services, Inc. 1.50%, 05/21/2027	EUR	200	214,335
Fiserv, Inc. 1.125%, 07/01/2027		200	211,340
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, 06/18/2026(c)	U.S.$	96	93,811
Seagate HDD Cayman 4.75%, 01/01/2025		63	62,161

			1,023,035

Transportation - Railroads – 0.0%
CSX Corp. 3.80%, 04/15/2050		12	12,524

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.95%, 01/19/2022(c)		200	184,812
DP World Crescent Ltd. 3.75%, 01/30/2030(c)		200	162,813
3.875%, 07/18/2029(c)		200	168,000

			515,625

			11,615,680

Financial Institutions – 3.8%
Banking – 2.8%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)		225	230,888
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(c)		215	222,168
Banco Santander SA 5.179%, 11/19/2025		200	203,936
Bank of America Corp. Series Z 6.50%, 10/23/2024(f)		77	81,381
Barclays Bank PLC 6.86%, 06/15/2032(c) (f)		44	51,939

	Principal Amount (000)		U.S. $ Value

Barclays PLC 2.375%, 10/06/2023(c)	GBP	100	$120,506
BNP Paribas SA 4.375%, 09/28/2025(c)	U.S.$	200	199,284
BPCE SA 4.625%, 07/11/2024(c)		200	197,650
CaixaBank SA 2.375%, 02/01/2024(c)	EUR	200	217,774
Capital One Financial Corp. 1.65%, 06/12/2029		270	251,820
Citigroup, Inc. 1.75%, 10/23/2026	GBP	140	159,817
Commonwealth Bank of Australia 4.50%, 12/09/2025(c)	U.S.$	205	209,760
Cooperatieve Rabobank UA 3.25%, 12/29/2026(c) (f)	EUR	200	172,130
Credit Suisse Group AG 2.125%, 09/12/2025(c)	GBP	170	200,071
Credit Suisse Group Funding Guernsey Ltd. 2.75%, 08/08/2025(c)		165	199,571
Danske Bank A/S 3.244%, 12/20/2025(c)	U.S.$	350	324,383
5.375%, 01/12/2024(c)		200	205,852
DNB Bank ASA 6.50%, 03/26/2022(c) (f)		210	190,922
Goldman Sachs Group, Inc. (The) 4.25%, 01/29/2026(c)	GBP	150	192,251
HSBC Holdings PLC 4.75%, 07/04/2029(c) (f)	EUR	240	227,665
ING Groep NV 3.00%, 02/18/2026(c)	GBP	200	242,691
6.50%, 04/16/2025(f)	U.S.$	232	201,954
JPMorgan Chase & Co. 3.22%, 03/01/2025		265	272,359
Series FF 5.00%, 08/01/2024(f)		158	147,104
Series HH 4.60%, 02/01/2025(f)		1	880
Morgan Stanley Series G 1.75%, 03/11/2024	EUR	182	199,945
Nationwide Building Society 4.00%, 09/14/2026(c)	U.S.$	290	282,965
Nordea Bank Abp 3.75%, 08/30/2023(c)		240	241,678
State Street Corp. 2.901%, 03/30/2026(c)		17	17,128
UBS Group AG 7.125%, 08/10/2021(c) (f)		230	223,917
Wells Fargo & Co. 2.406%, 10/30/2025		64	62,780

			5,753,169

	Principal Amount (000)		U.S. $ Value

Finance – 0.0%
Synchrony Financial 3.95%, 12/01/2027	U.S.$	25	$22,795
4.50%, 07/23/2025		51	49,843

			72,638

Insurance – 0.4%
ASR Nederland NV 5.125%, 09/29/2045(c)	EUR	210	241,816
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		100	120,086
Centene Corp. 4.25%, 12/15/2027(c)	U.S.$	28	27,442
4.625%, 12/15/2029(c)		37	37,164
Credit Agricole Assurances SA 4.25%, 01/13/2025(c) (f)	EUR	200	222,956
Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	145	129,991

			779,455

REITS – 0.6%
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	100	96,484
Digital Euro Finco LLC 2.50%, 01/16/2026(c)		220	244,671
Equinix, Inc. 2.875%, 02/01/2026		115	122,123
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023	U.S.$	10	8,810
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	245	244,424
Welltower, Inc. 4.00%, 06/01/2025	U.S.$	238	234,984
WPC Eurobond BV 1.35%, 04/15/2028	EUR	100	96,343
2.125%, 04/15/2027		148	157,642

			1,205,481

			7,810,743

Utility – 0.3%
Electric – 0.3%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025(c)	U.S.$	250	251,719
Consolidated Edison Co. of New York, Inc. Series 20B 3.95%, 04/01/2050		23	24,376
Enel Finance International NV 2.65%, 09/10/2024(c)		308	295,307

			571,402

	Principal Amount (000)		U.S. $ Value

Total Corporates - Investment Grade (cost $21,875,664)			$19,997,825

GOVERNMENTS - TREASURIES – 9.7%
Austria – 1.2%
Republic of Austria Government Bond 0.75%, 10/20/2026-02/20/2028(c)	EUR	2,110	2,480,520

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 85 0.80%, 06/22/2028(c)		470	554,824
Series 87 0.90%, 06/22/2029(c)		240	286,909

			841,733

China – 0.2%
China Government Bond Series 1907 3.25%, 06/06/2026	CNY	2,170	316,167

Finland – 0.7%
Finland Government Bond 0.50%, 09/15/2029(c)	EUR	395	458,887
0.875%, 09/15/2025(c)		750	880,535

			1,339,422

France – 0.7%
French Republic Government Bond OAT 1.25%, 05/25/2034(c)		814	1,019,335
1.50%, 05/25/2050(c)		224	295,200
1.75%, 06/25/2039(c)		14	18,351

			1,332,886

Indonesia – 0.2%
Indonesia Treasury Bond Series FR68 8.375%, 03/15/2034	IDR	7,722,000	473,215

Italy – 1.7%
Italy Buoni Poliennali Del Tesoro 0.95%, 03/01/2023	EUR	780	870,077
2.45%, 09/01/2033(c)		580	690,869
3.25%, 09/01/2046(c)		210	271,043
3.35%, 03/01/2035(c)		580	758,586
3.85%, 09/01/2049(c)		77	110,310
4.50%, 05/01/2023		695	857,845

			3,558,730

	Principal Amount (000)		U.S. $ Value

Japan – 1.9%
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029	JPY	108,400	$1,017,362
Japan Government Thirty Year Bond Series 62 0.50%, 03/20/2049		69,500	660,568
Series 63 0.40%, 06/20/2049		22,750	210,477
Series 65 0.40%, 12/20/2049		62,950	582,360
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		31,650	293,820
Series 171 0.30%, 12/20/2039		124,200	1,152,678

			3,917,265

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	1,088	268,499

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	6,525	276,431

Netherlands – 0.7%
Netherlands Government Bond 0.25%, 07/15/2029(c)	EUR	1,145	1,326,529

Russia – 0.3%
Russian Federal Bond - OFZ Series 6215 7.00%, 08/16/2023	RUB	23,075	297,425
Series 6222 7.10%, 10/16/2024		7,590	98,650
Series 6227 7.40%, 07/17/2024		23,954	314,333

			710,408

Spain – 0.8%
Spain Government Bond 2.35%, 07/30/2033(c)	EUR	323	421,271
4.20%, 01/31/2037(c)		280	458,184
4.40%, 10/31/2023(c)		596	759,050

			1,638,505

United Kingdom – 0.7%
United Kingdom Gilt 1.75%, 09/07/2037-01/22/2049(c)	GBP	902	1,362,847

Total Governments - Treasuries (cost $20,213,948)			19,843,157

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 3.4%
Japan – 0.7%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	54,556	$507,629
Series 22 0.10%, 03/10/2027		58,498	543,703
Series 23 0.10%, 03/10/2028		43,684	406,069

			1,457,401

United States – 2.7%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)	U.S.$	3,617	3,621,369
0.375%, 07/15/2025 (TIPS)		1,708	1,739,158
2.375%, 01/15/2025 (TIPS)		198	219,221

			5,579,748

Total Inflation-Linked Securities (cost $7,010,021)			7,037,149

CORPORATES - NON-INVESTMENT GRADE – 2.2%
Industrial – 1.6%
Basic – 0.3%
OCI NV 5.00%, 04/15/2023(c)	EUR	120	124,461
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(c)		150	162,581
SPCM SA 4.875%, 09/15/2025(c)	U.S.$	200	188,566
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(c)	EUR	120	121,092

			596,700

Capital Goods – 0.2%
Crown European Holdings SA 2.625%, 09/30/2024(c)		115	120,309
Silgan Holdings, Inc. 2.25%, 06/01/2028(c)		165	161,768
TransDigm, Inc. 6.25%, 03/15/2026(c)	U.S.$	110	109,612

			391,689

Communications - Media – 0.0%
CSC Holdings LLC 6.75%, 11/15/2021		45	46,766

Consumer Cyclical - Automotive – 0.1%
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(c) (g)	EUR	105	90,344
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 4.375%, 05/15/2026(c)		120	109,916

	Principal Amount (000)		U.S. $ Value

Tenneco, Inc. 5.00%, 07/15/2024(c)	EUR	100	$73,493

			273,753

Consumer Cyclical - Other – 0.1%
International Game Technology PLC 6.25%, 02/15/2022(c)	U.S.$	200	184,892

Consumer Cyclical - Retailers – 0.0%
Dufry One BV 2.00%, 02/15/2027(c)	EUR	105	90,906

Consumer Non-Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(c)	U.S.$	61	60,139
4.625%, 01/15/2027(c)		46	45,752
Catalent Pharma Solutions, Inc. 2.375%, 03/01/2028(c)	EUR	165	168,581
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(c)		120	122,033
Grifols SA 1.625%, 02/15/2025(c)		200	213,270
Spectrum Brands, Inc. 5.75%, 07/15/2025	U.S.$	135	127,189

			736,964

Energy – 0.1%
Occidental Petroleum Corp. 3.50%, 08/15/2029		175	82,653
Western Midstream Operating LP 4.05%, 02/01/2030		135	59,142

			141,795

Other Industrial – 0.1%
Rexel SA 2.125%, 06/15/2025(c)	EUR	120	113,164

Services – 0.1%
Arena Luxembourg Finance Sarl 1.875%, 02/01/2028(c)		160	150,502
Q-Park Holding I BV 2.00%, 03/01/2027(c)		120	113,147

			263,649

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(c)	U.S.$	67	67,710
6.00%, 03/01/2026(c)		79	79,035
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(c)		14	14,453

			161,198

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(h) (i)	U.S.$	200	$203,081

			3,204,557

Financial Institutions – 0.6%
Banking – 0.5%
Banco Santander SA 6.75%, 04/25/2022(c) (f)	EUR	200	198,522
Citigroup, Inc. 5.95%, 01/30/2023(f)	U.S.$	90	87,026
Series V 4.70%, 01/30/2025(f)		4	3,388
Credit Suisse Group AG 7.50%, 12/11/2023(c) (f)		200	193,000
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(f)		10	9,598
Series P 5.00%, 11/10/2022(f)		53	45,243
Morgan Stanley Series J 5.55%, 07/15/2020(f)		95	82,751
Royal Bank of Scotland Group PLC Series U 3.77% (LIBOR 3 Month + 2.32%), 09/30/2027(f) (j)		200	166,974
Standard Chartered PLC 3.28% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (f) (j)		200	152,794

			939,296

Finance – 0.1%
Lincoln Financing SARL 3.625%, 04/01/2024(c)	EUR	120	109,599
Navient Corp. 6.625%, 07/26/2021	U.S.$	170	174,483

			284,082

			1,223,378

Total Corporates - Non-Investment Grade (cost $5,078,224)			4,427,935

QUASI-SOVEREIGNS – 2.0%
Quasi-Sovereign Bonds – 2.0%

Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(c)		200	171,750

China – 1.7%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	12,050	1,898,447

	Principal Amount (000)		U.S. $ Value

Series 1910 3.65%, 05/21/2029	CNY	10,920	$1,598,211

			3,496,658

Indonesia – 0.1%
Perusahaan Listrik Negara PT 3.375%, 02/05/2030(c)	U.S.$	210	191,879

Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031(c)		39	26,910
6.84%, 01/23/2030(c)		101	73,075
7.69%, 01/23/2050(c)		120	81,600

			181,585

Total Quasi-Sovereigns (cost $4,079,103)			4,041,872

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.9%
Risk Share Floating Rate – 1.2%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 2.697% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (j)		220	193,846
Series 2019-2A, Class M2 4.047% (LIBOR 1 Month + 3.10%), 04/25/2029(c) (j)		150	120,903
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 3.247% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (j)		91	75,072
Series 2019-R03, Class 1M2 3.097% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (j)		65	53,570
Series 2019-R04, Class 2M2 3.047% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (j)		126	102,121
Series 2019-R05, Class 1M2 2.947% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (j)		92	77,727
Series 2019-R06, Class 2M2 3.047% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (j)		113	87,279
Series 2019-R07, Class 1M2 3.047% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (j)		70	56,401
Eagle RE Ltd. Series 2018-1, Class M1 2.647% (LIBOR 1 Month + 1.70%), 11/25/2028(c) (j)		83	82,998
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 2.997% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (j)		30	24,821

	Principal Amount (000)		U.S. $ Value
Series 2019-HQA1, Class M2 3.297% (LIBOR 1 Month + 2.35%), 02/25/2049(c) (j)	U.S.$	63	$52,796
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.947% (LIBOR 1 Month + 4.00%), 08/25/2024(j)		200	190,080
Series 2014-HQ3, Class M3 5.697% (LIBOR 1 Month + 4.75%), 10/25/2024(j)		142	137,465
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 5.247% (LIBOR 1 Month + 4.30%), 02/25/2025(j)		73	69,130
Series 2015-C02, Class 1M2 4.947% (LIBOR 1 Month + 4.00%), 05/25/2025(j)		101	93,451
Series 2015-C02, Class 2M2 4.947% (LIBOR 1 Month + 4.00%), 05/25/2025(j)		74	69,947
Series 2015-C03, Class 1M2 5.947% (LIBOR 1 Month + 5.00%), 07/25/2025(j)		50	48,108
Series 2015-C03, Class 2M2 5.947% (LIBOR 1 Month + 5.00%), 07/25/2025(j)		112	108,118
Series 2015-C04, Class 1M2 6.647% (LIBOR 1 Month + 5.70%), 04/25/2028(j)		45	44,436
Series 2015-C04, Class 2M2 6.497% (LIBOR 1 Month + 5.55%), 04/25/2028(j)		168	155,640
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.197% (LIBOR 1 Month + 4.25%), 11/25/2024(j) (k)		22	22,416
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.613% (LIBOR 1 Month + 2.00%), 03/27/2024(j) (k)		129	124,213
Radnor Re Ltd. Series 2019-1, Class M1B 2.897% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (j)		206	205,233
STACR Trust Series 2018-DNA3, Class M2 3.047% (LIBOR 1 Month + 2.10%), 09/25/2048(c) (j)		174	143,067
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.877% (LIBOR 1 Month + 5.25%), 11/25/2025(j) (k)		106	94,888

	Principal Amount (000)		U.S. $ Value
Series 2015-WF1, Class 2M2 7.127% (LIBOR 1 Month + 5.50%), 11/25/2025(j) (k)	U.S.$	33	$29,456

			2,463,182

Agency Floating Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 5.395% (6.10% – LIBOR 1 Month), 12/15/2044(j) (l)		511	94,128
Series 4693, Class SL 5.445% (6.15% – LIBOR 1 Month), 06/15/2047(j) (l)		496	100,409
Series 4719, Class JS 5.445% (6.15% – LIBOR 1 Month), 09/15/2047(j) (l)		413	63,929
Series 4727, Class SA 5.495% (6.20% – LIBOR 1 Month), 11/15/2047(j) (l)		551	75,602
Federal National Mortgage Association REMICs Series 2011-131, Class ST 5.593% (6.54% – LIBOR 1 Month), 12/25/2041(j) (l)		253	51,333
Series 2012-70, Class SA 5.603% (6.55% – LIBOR 1 Month), 07/25/2042(j) (l)		458	103,516
Series 2016-106, Class ES 5.053% (6.00% – LIBOR 1 Month), 01/25/2047(j) (l)		483	89,637
Series 2017-16, Class SG 5.103% (6.05% – LIBOR 1 Month), 03/25/2047(j) (l)		502	96,007
Series 2017-81, Class SA 5.253% (6.20% – LIBOR 1 Month), 10/25/2047(j) (l)		514	103,122
Series 2017-97, Class LS 5.253% (6.20% – LIBOR 1 Month), 12/25/2047(j) (l)		398	90,647
Government National Mortgage Association Series 2017-134, Class SE 5.427% (6.20% – LIBOR 1 Month), 09/20/2047(j) (l)		364	51,854
Series 2017-65, Class ST 5.377% (6.15% – LIBOR 1 Month), 04/20/2047(j) (l)		484	101,419

			1,021,603

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		21	17,841
Series 2006-24CB, Class A16 5.75%, 08/25/2036		100	67,606
Series 2006-28CB, Class A14 6.25%, 10/25/2036		74	52,985

	Principal Amount (000)		U.S. $ Value
Series 2006-J1, Class 1A13 5.50%, 02/25/2036	U.S.$	51	$41,607
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037		34	23,510
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		48	34,023
Series 2006-13, Class 1A19 6.25%, 09/25/2036		25	16,269
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		91	62,107

			315,948

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 1.137% (LIBOR 1 Month + 0.19%), 12/25/2036(j)		230	100,400
HomeBanc Mortgage Trust Series 2005-1, Class A1 1.197% (LIBOR 1 Month + 0.25%), 03/25/2035(j)		63	49,928

			150,328

Total Collateralized Mortgage Obligations (cost $4,302,961)			3,951,061

MORTGAGE PASS-THROUGHS – 1.8%
Agency Fixed Rate 30-Year – 1.8%
Federal Home Loan Mortgage Corp. Gold Series 2018 4.00%, 08/01/2048		74	79,905
Series 2019 4.50%, 02/01/2049		271	294,070
FHLMC Uniform Mortgage-Backed Security Series 2019 3.50%, 06/01/2049-10/01/2049		907	965,717
FNMA Uniform Mortgage-Backed Security Series 2012 3.50%, 11/01/2042		352	377,473
Series 2013 3.50%, 04/01/2043		226	242,211
Series 2017 3.50%, 12/01/2047		83	88,163
Series 2018 3.50%, 02/01/2048-03/01/2048		749	792,553
4.50%, 09/01/2048		578	623,499
Series 2019 3.50%, 11/01/2049		213	225,789

Total Mortgage Pass-Throughs (cost $3,574,781)			3,689,380

	Principal Amount (000)		U.S. $ Value

COVERED BONDS – 1.3%
Danske Hypotek AB Series 2312 1.00%, 12/20/2023(c)	SEK	4,000	$414,162
Nordea Hypotek AB Series 5534 1.00%, 09/18/2024(c)		4,100	424,803
Skandinaviska Enskilda Banken AB Series 576 1.00%, 12/20/2023(c)		4,000	414,110
Stadshypotek AB Series 1588 1.50%, 03/01/2024(c)		4,000	422,067
Swedbank Hypotek AB Series 194 1.00%, 09/18/2024(c)		4,100	424,802
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(c)	EUR	140	148,699
UBS AG/London 4.00%, 04/08/2022(c)		158	189,016
1.375%, 04/16/2021(c)		140	156,955

Total Covered Bonds (cost $2,716,096)			2,594,614

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Floating Rate CMBS – 0.7%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.705% (LIBOR 1 Month + 1.00%), 05/15/2035(c) (j)	U.S.$	200	177,990
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.705% (LIBOR 1 Month + 1.00%), 11/15/2033(j) (k)		375	359,770
BHMS Series 2018-ATLS, Class A 1.955% (LIBOR 1 Month + 1.25%), 07/15/2035(j) (k)		158	132,219
BX Trust Series 2018-EXCL, Class A 1.792% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (j)		163	142,622
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.78% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (j)		166	135,443
Invitation Homes Trust Series 2018-SFR4, Class A 1.90% (LIBOR 1 Month + 1.10%), 01/17/2038(c) (j)		217	201,656

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.655% (LIBOR 1 Month + 1.95%), 11/15/2026(j) (k)	U.S.$	90	$81,574
Starwood Retail Property Trust Series 2014-STAR, Class A 2.175% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (j)		176	164,028

			1,395,302

Non-Agency Fixed Rate CMBS – 0.3%
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		276	280,621
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 5.157%, 05/15/2045(c)		119	102,070
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		161	161,260
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.467%, 09/15/2048		197	167,129

			711,080

Total Commercial Mortgage-Backed Securities (cost $2,291,034)			2,106,382

COLLATERALIZED LOAN OBLIGATIONS – 0.6%
CLO - Floating Rate – 0.6%
ICG US CLO Ltd. Series 2015-1A, Class A1R 2.959% (LIBOR 3 Month + 1.14%), 10/19/2028(c) (j)		300	287,739
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 2.872% (LIBOR 3 Month + 1.18%), 11/18/2031(c) (j)		320	299,348
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 3.049% (LIBOR 3 Month + 1.23%), 01/20/2032(c) (j)		250	232,154
Voya CLO Ltd. Series 2016-3A, Class A1R 3.009% (LIBOR 3 Month + 1.19%), 10/18/2031(c) (j)		500	474,093

Total Collateralized Loan Obligations (cost $1,370,000)			1,293,334

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.5%
Angola – 0.0%
Angolan Government International Bond 8.00%, 11/26/2029(b) (c)	U.S.$	200	$76,000

Bahrain – 0.1%
Bahrain Government International Bond 5.625%, 09/30/2031(c)		200	160,500

Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(c)		190	177,888

Egypt – 0.1%
Egypt Government International Bond 7.053%, 01/15/2032(b) (c)		200	157,750

Nigeria – 0.1%
Nigeria Government International Bond 6.75%, 01/28/2021(c)		200	185,562

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(c)		200	178,500

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.85%, 03/14/2024(c)		200	118,396

Total Emerging Markets - Sovereigns (cost $1,411,901)			1,054,596

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.3%
Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		200	173,000

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		200	169,781

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(c)		200	187,500

			530,281

Utility – 0.1%
Electric – 0.1%
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025(c)	U.S.$	200	178,000
Terraform Global Operating LLC 6.125%, 03/01/2026(k)		42	41,266

			219,266

Total Emerging Markets - Corporate Bonds (cost $851,158)			749,547

	Principal Amount (000)			U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Saudi Arabia – 0.3%
Saudi Government International Bond 3.25%, 10/26/2026(c)	U.S.$		200	$199,000
3.75%, 01/21/2055(c)			200	184,000
4.00%, 04/17/2025(c)			251	260,036

Total Governments - Sovereign Bonds (cost $659,079)				643,036

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.2%
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 07/15/2025(c)			18	17,481
SBA Tower Trust Series 2015-1A, Class C 3.156%, 10/08/2020(k)			251	251,263
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 02/25/2026(c)			20	20,306

				289,050

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 02/15/2023(c)			137	139,157
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(c)			100	99,850
Series 2017-4, Class A 2.07%, 04/15/2022(c)			9	9,405

				248,412

Home Equity Loans - Fixed Rate – 0.0%
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%, 01/25/2033			38	36,765

Total Asset-Backed Securities (cost $569,049)				574,227

SUPRANATIONALS – 0.1%
Supranationals – 0.1%
European Investment Bank 4.75%, 08/07/2024(c) (cost $169,549)		AUD	217	154,210

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(d) (e) (m) (cost $2,586,665)	2,586,665	$2,586,665

Total Investments Before Security Lending Collateral for Securities Loaned – 98.1% (cost $220,459,152)		200,263,932

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(d) (e) (m) (cost $227,405)	227,405	227,405

Total Investments – 98.2% (cost $220,686,557)(n)		200,491,337
Other assets less liabilities – 1.8%		3,749,009

Net Assets – 100.0%		$204,240,346

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	6	June 2020	$555,844	$17,338
10 Yr Canadian Bond Futures	10	June 2020	1,045,548	39,537
10 Yr Japan Bond (OSE) Futures	1	June 2020	1,418,926	5,668
3 Yr Australian Bond Futures	27	June 2020	1,944,912	5,087
Euro Buxl 30 Yr Bond Futures	3	June 2020	694,496	(28,657)
Euro-BOBL Futures	12	June 2020	1,789,476	(13,910)
Euro-Schatz Futures	8	June 2020	989,874	(2,170)
U.S. Long Bond (CBT) Futures	9	June 2020	1,611,563	144,691
U.S. T-Note 2 Yr (CBT) Futures	24	June 2020	5,289,188	25,565
U.S. Ultra Bond (CBT) Futures	31	June 2020	6,878,125	656,995
Sold Contracts
Euro-Bund Futures	11	June 2020	2,092,873	55,563
Euro-OAT Futures	5	June 2020	922,079	22,108
U.S. T-Note 5 Yr (CBT) Futures	2	June 2020	250,719	(7,627)
U.S. T-Note 10 Yr (CBT) Futures	1	June 2020	138,688	(6,189)
U.S. Ultra 10 Yr (CBT) Futures	1	June 2020	156,031	(10,048)

				$903,951

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	2,061	USD	1,436	05/22/2020	$(29,562)
Bank of America, NA	CNY	172	USD	24	06/15/2020	244
Barclays Bank PLC	SEK	21,195	USD	2,241	05/14/2020	96,582
Barclays Bank PLC	TWD	16,784	USD	564	05/21/2020	4,836
Barclays Bank PLC	CNY	9,187	USD	1,289	04/16/2020	(7,887)
Barclays Bank PLC	EUR	659	USD	717	04/08/2020	(9,577)
Barclays Bank PLC	USD	3,129	EUR	2,838	04/08/2020	1,591
Barclays Bank PLC	USD	385	INR	27,669	04/23/2020	(22,104)
Barclays Bank PLC	USD	257	CLP	214,910	05/13/2020	(5,821)
Barclays Bank PLC	USD	430	KRW	509,480	05/14/2020	(11,027)
BNP Paribas SA	KRW	631,791	USD	534	05/14/2020	14,730
BNP Paribas SA	CNY	7,601	USD	1,072	04/16/2020	(1,670)
BNP Paribas SA	AUD	953	USD	585	06/11/2020	(1,105)
BNP Paribas SA	USD	3,359	CNY	23,487	04/16/2020	(42,485)
Citibank, NA	CLP	215,336	USD	258	05/13/2020	5,927
Citibank, NA	RUB	74,868	USD	1,050	05/20/2020	97,875
Citibank, NA	BRL	6,883	USD	1,437	04/02/2020	111,870
Citibank, NA	BRL	2,013	USD	387	04/02/2020	(194)
Citibank, NA	CNY	1,010	USD	141	05/21/2020	(1,039)
Citibank, NA	EUR	582	USD	635	04/08/2020	(7,194)
Citibank, NA	USD	443	BRL	2,013	04/02/2020	(55,297)
Citibank, NA	USD	1,324	BRL	6,883	04/02/2020	662
Citibank, NA	USD	615	BRL	3,194	05/05/2020	(1,213)
Citibank, NA	USD	316	RUB	25,072	05/20/2020	3,051
Citibank, NA	USD	349	INR	25,170	04/23/2020	(18,790)
Citibank, NA	USD	521	KRW	619,258	05/14/2020	(12,253)
Credit Suisse International	SEK	7,061	USD	712	05/14/2020	(2,714)
Credit Suisse International	USD	401	CHF	385	05/29/2020	(606)
Credit Suisse International	USD	797	CHF	772	05/29/2020	7,437
Credit Suisse International	USD	621	CAD	873	05/22/2020	(612)
Credit Suisse International	USD	402	PLN	1,656	05/20/2020	(2,248)
Credit Suisse International	USD	398	PLN	1,686	05/20/2020	9,489
Credit Suisse International	USD	464	CNY	3,247	04/16/2020	(5,886)
Credit Suisse International	USD	231	ZAR	4,104	04/08/2020	(1,733)
Credit Suisse International	USD	1,112	MXN	22,156	04/23/2020	(181,299)
Credit Suisse International	USD	387	JPY	42,404	04/09/2020	6,971
Deutsche Bank AG	BRL	4,870	USD	974	05/05/2020	38,555
Deutsche Bank AG	BRL	4,870	USD	937	04/02/2020	(469)
Deutsche Bank AG	USD	975	BRL	4,870	04/02/2020	(38,221)
Goldman Sachs Bank USA	CNY	35,737	USD	5,115	04/16/2020	68,848
Goldman Sachs Bank USA	MYR	6,574	USD	1,601	08/13/2020	79,789
Goldman Sachs Bank USA	NOK	4,842	USD	507	05/14/2020	41,048
Goldman Sachs Bank USA	NZD	1,345	USD	800	06/04/2020	(1,910)
Goldman Sachs Bank USA	USD	1,203	EUR	1,098	04/08/2020	8,420
Goldman Sachs Bank USA	USD	1,536	EUR	1,343	04/08/2020	(54,327)
Goldman Sachs Bank USA	USD	406	MYR	1,681	08/13/2020	(16,604)
Goldman Sachs Bank USA	USD	2,069	JPY	223,361	04/09/2020	8,238
Goldman Sachs Bank USA	USD	766	JPY	79,207	04/09/2020	(29,510)
JPMorgan Chase Bank, NA	IDR	6,036,323	USD	406	05/05/2020	37,367
JPMorgan Chase Bank, NA	JPY	746,450	USD	6,866	04/09/2020	(77,668)
JPMorgan Chase Bank, NA	TWD	42,279	USD	1,421	05/21/2020	12,608
JPMorgan Chase Bank, NA	GBP	3,623	USD	4,659	05/15/2020	155,729
JPMorgan Chase Bank, NA	USD	1,250	EUR	1,135	04/08/2020	877
JPMorgan Chase Bank, NA	USD	502	TWD	14,950	05/21/2020	(3,480)
JPMorgan Chase Bank, NA	USD	807	TWD	24,332	05/21/2020	3,223
Morgan Stanley & Co., Inc.	JPY	148,955	USD	1,368	04/09/2020	(17,890)
Morgan Stanley & Co., Inc.	MXN	57,652	USD	2,929	04/23/2020	506,058
Morgan Stanley & Co., Inc.	ZAR	6,701	USD	425	04/08/2020	50,615
Morgan Stanley & Co., Inc.	USD	881	MYR	3,656	08/13/2020	(35,206)
Morgan Stanley & Co., Inc.	USD	192	RUB	14,018	05/20/2020	(14,121)
Natwest Markets PLC	PLN	3,342	USD	806	05/20/2020	(1,640)
Standard Chartered Bank	IDR	17,195,137	USD	1,247	05/05/2020	196,411
Standard Chartered Bank	KRW	694,431	USD	553	05/14/2020	(16,943)
Standard Chartered Bank	KRW	1,260,835	USD	1,066	05/14/2020	29,917
Standard Chartered Bank	JPY	64,070	USD	582	04/09/2020	(14,289)
Standard Chartered Bank	INR	139,129	USD	1,913	04/23/2020	86,696
Standard Chartered Bank	CNY	1,887	USD	268	05/21/2020	2,379
Standard Chartered Bank	USD	526	EUR	464	04/08/2020	(13,438)
Standard Chartered Bank	USD	480	TWD	14,508	05/21/2020	3,197
Standard Chartered Bank	USD	908	INR	67,417	04/23/2020	(22,821)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	563	INR	43,179	04/23/2020	$4,115
Standard Chartered Bank	USD	804	KRW	967,810	05/14/2020	(8,609)
Standard Chartered Bank	USD	1,448	IDR	20,776,311	05/05/2020	(178,445)
State Street Bank & Trust Co.	JPY	53,396	USD	490	04/09/2020	(6,208)
State Street Bank & Trust Co.	JPY	9,501	USD	89	06/15/2020	571
State Street Bank & Trust Co.	JPY	10,956	USD	99	06/15/2020	(2,888)
State Street Bank & Trust Co.	ZAR	5,963	USD	374	04/08/2020	41,067
State Street Bank & Trust Co.	EUR	2,459	USD	2,725	04/08/2020	14,416
State Street Bank & Trust Co.	DKK	559	USD	85	05/14/2020	2,288
State Street Bank & Trust Co.	AUD	559	USD	329	06/11/2020	(14,419)
State Street Bank & Trust Co.	NOK	796	USD	83	06/15/2020	5,973
State Street Bank & Trust Co.	MXN	365	USD	18	06/15/2020	3,130
State Street Bank & Trust Co.	EUR	1,378	USD	1,500	04/08/2020	(20,617)
State Street Bank & Trust Co.	CAD	287	USD	200	05/22/2020	(3,777)
State Street Bank & Trust Co.	SGD	235	USD	165	05/21/2020	(707)
State Street Bank & Trust Co.	GBP	151	USD	178	05/15/2020	(10,056)
State Street Bank & Trust Co.	EUR	114	USD	125	06/15/2020	(1,393)
State Street Bank & Trust Co.	ILS	77	USD	21	06/15/2020	(843)
State Street Bank & Trust Co.	CAD	70	USD	52	06/15/2020	2,173
State Street Bank & Trust Co.	AUD	79	USD	46	06/15/2020	(2,132)
State Street Bank & Trust Co.	SGD	40	USD	28	06/15/2020	(572)
State Street Bank & Trust Co.	AUD	39	USD	25	06/15/2020	699
State Street Bank & Trust Co.	EUR	45	USD	50	06/15/2020	547
State Street Bank & Trust Co.	CHF	32	USD	33	06/15/2020	(668)
State Street Bank & Trust Co.	USD	100	EUR	92	06/15/2020	2,069
State Street Bank & Trust Co.	USD	13	CAD	19	06/15/2020	260
State Street Bank & Trust Co.	USD	61	CHF	58	06/15/2020	(582)
State Street Bank & Trust Co.	USD	30	CHF	29	06/15/2020	306
State Street Bank & Trust Co.	USD	100	SGD	141	06/15/2020	(980)
State Street Bank & Trust Co.	USD	129	EUR	114	06/15/2020	(3,061)
State Street Bank & Trust Co.	USD	24	AUD	39	06/15/2020	(245)
State Street Bank & Trust Co.	USD	1,177	EUR	1,054	04/08/2020	(14,935)
State Street Bank & Trust Co.	USD	848	EUR	784	04/08/2020	17,114
State Street Bank & Trust Co.	USD	27	AUD	47	06/15/2020	1,800
State Street Bank & Trust Co.	USD	444	GBP	344	05/15/2020	(16,977)
State Street Bank & Trust Co.	USD	62	CAD	88	05/22/2020	347

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	112	CHF	106	05/29/2020	$(1,948)
State Street Bank & Trust Co.	USD	328	GBP	277	05/15/2020	16,439
State Street Bank & Trust Co.	USD	566	ZAR	8,553	04/08/2020	(88,470)
State Street Bank & Trust Co.	USD	14	NOK	156	06/15/2020	781
State Street Bank & Trust Co.	USD	17	NOK	172	06/15/2020	(433)
State Street Bank & Trust Co.	USD	174	JPY	18,925	06/15/2020	2,303
State Street Bank & Trust Co.	USD	70	HKD	541	04/16/2020	160
State Street Bank & Trust Co.	USD	90	JPY	9,501	06/15/2020	(868)
State Street Bank & Trust Co.	USD	170	MXN	4,231	04/23/2020	7,996
State Street Bank & Trust Co.	USD	465	NOK	4,844	05/14/2020	986
State Street Bank & Trust Co.	USD	432	MXN	9,227	04/23/2020	(44,307)
State Street Bank & Trust Co.	USD	1,637	JPY	178,420	04/09/2020	22,612
State Street Bank & Trust Co.	USD	490	JPY	51,513	04/09/2020	(10,472)
UBS AG	EUR	22,485	USD	25,150	04/08/2020	346,875

						$970,802

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,470	05/24/2021	2.288%	3 Month LIBOR	Semi-Annual/ Quarterly	$(87,384)	$—	$(87,384)
CAD	2,808	03/04/2022	3 Month CDOR	1.177%	Semi-Annual/ Semi-Annual	14,984	18	14,966
CAD	3,780	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	114,942	2	114,940
USD	1,420	05/24/2024	2.200%	3 Month LIBOR	Semi-Annual/ Quarterly	(107,767)	—	(107,767)
CAD	4,880	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	162,792	10	162,782
USD	295	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(21,495)	—	(21,495)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,870	09/10/2048	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	$(1,023,170)	$—	$(1,023,170)
CAD	1,030	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(135,113)	3	(135,116)

						$(1,082,211)	$33	$(1,082,244)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at March 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	6.85%	USD	450	$(47,255)	$(8,802)	$(38,453)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	69	(15,229)	(10,526)	(4,703)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	11	(2,428)	(1,761)	(667)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	70	(15,450)	(10,367)	(5,083)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	60	(13,248)	(7,908)	(5,340)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	55	(12,144)	(7,421)	(4,723)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	75	(16,554)	(11,057)	(5,497)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	165	(36,432)	(10,607)	(25,825)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	8	(1,767)	(932)	(835)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	48	(10,599)	(6,011)	(4,588)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at March 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	13.94%	USD	53	$(11,702)	$(6,024)	$(5,678)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	52	(11,481)	(5,908)	(5,573)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	79	(17,443)	(8,457)	(8,986)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	9	(1,987)	(513)	(1,474)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	64	(14,131)	(4,216)	(9,915)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	47	(10,378)	(4,036)	(6,342)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	4	(883)	(356)	(527)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	8	(1,767)	(726)	(1,041)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	8	(1,766)	(785)	(981)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	15	(3,312)	(1,609)	(1,703)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	75	(16,554)	(11,457)	(5,097)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	58	(12,801)	(9,420)	(3,381)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	82	(18,099)	(13,510)	(4,589)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	5	(1,104)	(755)	(349)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	78	(17,222)	(10,549)	(6,673)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at March 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	13.94%	USD	53	$(11,702)	$(5,611)	$(6,091)

						$(323,438)	$(159,324)	$(164,114)

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	10,000	07/11/2024	2.416%	CPI	#	Maturity	$(894,379)	$—	$(894,379)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $35,227,018 or 17.2% of net assets.

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2020.
(h)	Fair valued by the Adviser.
(i)	Illiquid security.
(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2020.
(k)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.55% of net assets as of March 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF 1.705%, 11/15/2033	12/04/2017	$375,000	$359,770	0.18%
BHMS
Series 2018-ATLS, Class A 1.955%, 07/15/2035	07/13/2018	158,046	132,219	0.06%
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2 5.197%, 11/25/2024	11/06/2015	21,685	22,416	0.01%
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA 2.655%, 11/15/2026	11/16/2015	89,633	81,574	0.04%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 3.613%, 03/27/2024	03/21/2019	$129,270	$124,213	0.06%
SBA Tower Trust
Series 2015-1A,Class C 3.156%, 10/08/2020	10/06/2015	251,000	251,263	0.12%
Terraform Global Operating LLC
6.125%, 03/01/2026	02/08/2018	42,000	41,266	0.02%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 6.877%, 11/25/2025	09/28/2015	106,088	94,888	0.05%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2 7.127%, 11/25/2025	09/28/2015	32,661	29,456	0.01%

(l)	Inverse interest only security.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,815,982 and gross unrealized depreciation of investments was $(38,277,186), resulting in net unrealized depreciation of $(20,461,204).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GDR – Global Depositary Receipt

LIBOR – London Interbank Offered Rates

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REG – Registered Shares

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TIPS – Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$17,456,858	$162,015	$—	$17,618,873
Health Care	10,629,810	315,569	—	10,945,379
Real Estate	6,167,924	2,558,503	—	8,726,427
Communication Services	8,015,922	133,613	—	8,149,535
Financials	7,228,227	223,369	—	7,451,596
Consumer Discretionary	6,765,604	260,727	—	7,026,331
Consumer Staples	3,979,292	245,648	—	4,224,940
Energy	2,320,951	1,851,490	—	4,172,441
Industrials	3,235,431	285,279	—	3,520,710
Utilities	1,655,089	250,179	—	1,905,268
Materials	889,234	960,567	—	1,849,801
Transportation	—	69,257	—	69,257
Consumer Durables & Apparel	30,636	22,457	—	53,093
Consumer Services	13,879	—	—	13,879
Investment Companies	49,791,412	—	—	49,791,412
Corporates - Investment Grade	—	19,997,825	—	19,997,825
Governments - Treasuries	—	19,843,157	—	19,843,157
Inflation-Linked Securities	—	7,037,149	—	7,037,149
Corporates - Non-Investment Grade	—	4,427,935	—	4,427,935
Quasi-Sovereigns	—	4,041,872	—	4,041,872
Collateralized Mortgage Obligations	—	3,951,061	—	3,951,061
Mortgage Pass-Throughs	—	3,689,380	—	3,689,380
Covered Bonds	—	2,594,614	—	2,594,614
Commercial Mortgage-Backed Securities	—	2,106,382	—	2,106,382
Collateralized Loan Obligations	—	1,293,334	—	1,293,334
Emerging Markets - Sovereigns	—	1,054,596	—	1,054,596
Emerging Markets - Corporate Bonds	—	749,547	—	749,547
Governments - Sovereign Bonds	—	643,036	—	643,036
Asset-Backed Securities	—	574,227	—	574,227
Supranationals	—	154,210	—	154,210

Short-Term Investments	2,586,665	—	—	2,586,665
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	227,405	—	—	227,405

Total Investments in Securities	120,994,339	79,496,998	—	200,491,337
Other Financial Instruments(a):
Assets:
Futures	972,552	—	—	972,552
Forward Currency Exchange Contracts	—	2,186,267	—	2,186,267
Centrally Cleared Interest Rate Swaps	—	292,718	—	292,718
Liabilities:
Futures	(68,601)	—	—	(68,601)
Forward Currency Exchange Contracts	—	(1,215,465)	—	(1,215,465)
Centrally Cleared Interest Rate Swaps	—	(1,374,929)	—	(1,374,929)
Credit Default Swaps	—	(323,438)	—	(323,438)
Interest Rate Swaps	—	(894,379)	—	(894,379)

Total	$121,898,290	$78,167,772	$—	$200,066,062

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,822	$11,483	$10,718	$2,587	$3
Government Money Market Portfolio*	258	9,027	9,058	227	1
Total	$2,080	$20,510	$19,776	$2,814	$4

*	Investments of cash collateral for securities lending transactions.